Fees and Expenses	Aug. 28, 2025
Applied Finance Dividend Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Dividend Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses:
Shareholder Services Plan	0.18%	0.03%
Other Expenses(1)	0.65%	0.66%
Total Other Expenses	0.83%	0.69%
Total Annual Fund Operating Expenses	1.98%	1.59%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.78%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	1.20%	0.95%
(1)	Other Expenses do not reflect 0.02% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.

(2)	Applied Finance Advisors, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Dividend Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the daily net assets of the Dividend Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Dividend Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Dividend Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2026, unless mutually agreed to in writing by the parties.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Dividend Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share class	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$546	$995	$2,243
Institutional Class	$97	$439	$805	$1,835

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year ended April 30, 2025, the Dividend Fund’s portfolio turnover rate was 12.78% of the average value of its portfolio.

Portfolio Turnover, Rate	12.78%
Applied Finance Explorer Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Explorer Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Explorer Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.14%	1.14%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses:
Shareholder Services Plan	0.15%	0.08%
Other Expenses(1)	0.14%	0.14%
Total Other Expenses	0.29%	0.22%
Total Annual Fund Operating Expenses	1.68%	1.36%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.60%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (2)	1.08%	0.83%
(1)	Other Expenses do not reflect 0.01% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.

(2)	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2026, unless mutually agreed to in writing by the parties.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share class	1 Year	3 Years	5 Years	10 Years
Investor Class	$110	$471	$856	$1,937
Institutional Class	$85	$378	$694	$1,589

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2025, the Explorer Fund’s portfolio turnover rate was 37.29% of the average value of its portfolio.

Portfolio Turnover, Rate	37.29%
Applied Finance Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Select Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses:
Shareholder Services Plan	0.16%	0.08%
Other Expenses(1)	0.13%	0.13%
Total Other Expenses	0.29%	0.21%
Total Annual Fund Operating Expenses	1.44%	1.11%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.44%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	1.00%	0.75%
(1)	Other Expenses do not reflect 0.01% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.

(2)	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.75% of the daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Select Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2026 unless mutually agreed to in writing by the parties.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Share class	1 Year	3 Years	5 Years	10 Years
Investor Class	$102	$412	$745	$1,686
Institutional Class	$77	$317	$577	$1,319

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. During the most recent fiscal year ended April 30, 2025, the Select Fund’s portfolio turnover rate was 27.63% of the average value of its portfolio.

Portfolio Turnover, Rate	27.63%